BORROWINGS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
BANK BORROWINGS
Bank borrowings	$ 929,904,076	$ 1,073,489,705
Analysis as:
Short-term	588,765,154	800,808,595
Long-term, current portion	136,449,641	17,481,257
Subtotal for short-term	725,214,795	818,289,852
Long-term, non-current portion	142,653,448	214,562,973
Borrowings from non-banking financial institutions	62,035,833	40,636,880
Analysis as:
Short-term	53,297,709	40,636,880
Long-term	8,738,124
Total	929,904,076	1,073,489,705
Credit facilities
Secured short-term borrowings	247,855,632
Secured long-term borrowings	68,179,417
Carrying value of property, plant and equipment, which is kept as a security for borrowings	126,314,168
Carrying value of inventories, which is kept as a security for borrowings	63,371,549
Carrying value of prepaid land use rights, which is kept as a security for borrowings	12,880,278
Carrying value of project assets, which is kept as a security for borrowings	288,974,166
Contractual bank credit facilities
Credit facilities
Maximum bank credit facilities granted	1,036,308,271
Available amount of bank credit facilities	397,625,666
Contractual bank credit facilities | Due dates beyond December 31, 2014
Credit facilities
Amount drawn of bank credit facilities granted	100,858,186
Contractual bank credit facilities | Due dates before December 31, 2014
Credit facilities
Amount drawn of bank credit facilities granted	537,824,419
Non-binding bank credit facilities
Credit facilities
Maximum bank credit facilities granted	406,058,541
Available amount of bank credit facilities	55,403,916
Non-binding bank credit facilities | Due dates before December 31, 2014
Credit facilities
Amount drawn of bank credit facilities granted	$ 350,654,625